Taxation (Income Taxes, Effective Tax Rate, Combined Effects of Income Tax Expense Exemptions and Reductions Available) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TAXATION [Abstract]
Tax holiday effect	$ 5,097	$ 13,914	$ 9,656
Basic income per share	$ 0.01	$ 0.05	$ 0.04